Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2018
Registrant Name	LEUTHOLD FUNDS INC
Central Index Key	0001000351
Amendment Flag	false
Document Creation Date	Jan. 26, 2018
Document Effective Date	Jan. 31, 2018
Prospectus Date	Jan. 31, 2018
Leuthold Core Investment Fund | Leuthold Core Investment Fund-Retail Class
Risk/Return:
Trading Symbol	LCORX
Leuthold Core Investment Fund | Leuthold Core Investment Fund-Institutional Class
Risk/Return:
Trading Symbol	LCRIX
Leuthold Global Fund | Leuthold Global Fund (Retail)
Risk/Return:
Trading Symbol	GLBLX
Leuthold Global Fund | Leuthold Global Fund (Institutional)
Risk/Return:
Trading Symbol	GLBIX
Leuthold Select Industries Fund | No Load
Risk/Return:
Trading Symbol	LSLTX
Leuthold Global Industries Fund | Retail Class
Risk/Return:
Trading Symbol	LGINX
Leuthold Global Industries Fund | Institutional Class
Risk/Return:
Trading Symbol	LGIIX
Grizzly Short Fund | No Load
Risk/Return:
Trading Symbol	GRZZX